Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary stock based compensation

The following summarizes stock based compensation:

Issued to	Number of Shares	Expense Recorded during the year ended December 31, 2019

Employees	430,833	$215,417
Advisors and Independent Contractors	915,668	457,834
	1,346,501	$673,251

Issued to	Number of Shares	Expense Recorded during the year ended December 31, 2018

Employees	1,398,333	$839,000
Advisors and Independent Contractors	264,608	158,765
	1,662,941	$997,765